Note 18 - Leases - Changes in Operating Lease Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Balance as of beginning of period			$ 8,239	$ 3,068	$ 3,068	$ 1,415
Additions to operating lease liabilities					7,171	2,119
Operating Lease, Expense	$ 600	$ 500	1,900	$ 1,400	314	54	$ 51
Foreign exchange differences					(293)	(48)
Disposals					(329)	0
Payments					(1,692)	(472)
Balance as of end of period					8,239	3,068	$ 1,415
Operating lease liabilities	2,034		2,034		2,176	985
Total non-current	$ 7,641		$ 7,641		$ 6,063	$ 2,083